Noncurrent Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Summary of Noncurrent Assets Held for Sale

	December 31
	2019	2020
	US$	US$
Assets held for sale	10,405	11,124

	10,405	11,124